NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities
Anti-dilutive securities not included in computation of diluted net (loss) income per share of class A common stock	34,302,400	13,826,565	34,484,353
Common stock options
Antidilutive securities
Anti-dilutive securities not included in computation of diluted net (loss) income per share of class A common stock	29,934,987	13,826,565	34,484,353
Restricted Stock Units
Antidilutive securities
Anti-dilutive securities not included in computation of diluted net (loss) income per share of class A common stock	4,367,413